Commitments, Contingent Liabilities and Other Matters (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments, Contingent Liabilities and Other Matters
Total rental expense	$ 5,870,000	$ 6,200,000	$ 7,200,000
Minimum period for non-cancellable sub-leases	1 year
Aggregate future minimum rentals to be received under non-cancellable sub-leases	$ 101,562,000
Approximate cash maintained to satisfy regulatory reserve requirements	111,353,000	$ 104,684,000
Future minimum lease payments due under non-cancellable operating leases
2017	3,078,000
2018	2,772,000
2019	2,726,000
2020	2,551,000
2021	1,633,000
Thereafter	88,000
Total	$ 12,848,000